BUSINESS ACQUISITIONS - Fair Value of Goodwill (Details) - USD ($) $ in Thousands	Aug. 03, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 17, 2018	May 11, 2018
Disclosure of detailed information about business combination [line items]
Goodwill		$ 107,677	$ 107,714
Airtrax Acquisition
Disclosure of detailed information about business combination [line items]
Fair value of increase to non-controlling interest					$ 11,102
Effect of change in the Company's ownership interest in Capstone					2,299
Less: fair value of net identifiable assets acquired					7,358
Goodwill					$ 6,043
Polyair Acquisition
Disclosure of detailed information about business combination [line items]
Cash consideration transferred	$ 145,102
Plus: Remaining non-controlling interest	421
Less: fair value of net identifiable assets acquired	82,544
Goodwill	$ 62,979
Percentage of voting equity interests acquired	100.00%
Polyair Acquisition | GPCP, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	50.10%
Proportion of voting rights held by non-controlling interests	49.90%
Maiweave Acquisition
Disclosure of detailed information about business combination [line items]
Cash consideration transferred				$ 20,802
Less: fair value of net identifiable assets acquired				20,688
Goodwill				$ 114